Average Annual Total Returns		12 Months Ended	39 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.88%	10.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	10.66%
FT Vest Nasdaq-100 Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	10.08%
Performance Inception Date	Sep. 17, 2021
FT Vest Nasdaq-100 Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	10.08%
FT Vest Nasdaq-100 Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.70%	7.88%